Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Additional information (Details) £ / shares in Units, € in Millions, £ in Millions, shares in Millions	Dec. 31, 2018 GBP (£) £ / shares	Dec. 31, 2018 EUR (€)	Jun. 27, 2017 GBP (£) £ / shares shares	Jun. 27, 2017 EUR (€) shares
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 750
Interest rate (as a percent)	0.75%	0.75%
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,000
Interest rate (as a percent)	1.375%	1.375%
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,000
Interest rate (as a percent)	1.375%	1.375%
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 500
Interest rate (as a percent)	1.50%	1.50%
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	£ 517		£ 517	€ 585
Interest rate (as a percent)	0.375%	0.375%	0.375%	0.375%
Underlying shares (in shares) | shares			133	133
Reference price (in pounds per share) | £ / shares	£ 3.89		£ 2.88
Reference price ratio	1.35	1.35